SHARE-BASED COMPENSATION - Compensation expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 1,634	$ 2,215
Research and development expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	187	950
Selling and marketing expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	28	176
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 1,419	$ 1,089